DEFERRED TAX	12 Months Ended
Dec. 31, 2025
Deferred tax assets and liabilities [abstract]
DEFERRED TAX	DEFERRED TAX
The movements in the deferred tax liabilities and assets during the years ended December 31, 2025 and 2024, are as follows:

Deferred tax liabilities

(Dollars in millions)	License revenue - transitional adjustment	Difference allowance in excess of related depreciation	Right of use assets	Total
At January 1, 2024	$(3.1)	$(3.2)	$(6.5)	$(12.8)
Deferred tax charged/(credited) to the statement of profit or loss during the year	1.6	0.6	0.6	2.8
Deferred tax liabilities at December 31, 2024	(1.5)	(2.6)	(5.9)	(10.0)
At January 1, 2025	(1.5)	(2.6)	(5.9)	(10.0)
Deferred tax charged/(credited) to the statement of profit or loss during the year	1.5	(0.8)	(10.9)	(10.2)
Deferred tax liabilities at December 31, 2025	$—	$(3.4)	$(16.8)	$(20.2)

Deferred tax assets

(Dollars in millions)	Losses available for offsetting against future taxable profits	Difference in intangible assets amortization	Accrued expense	Lease liability	Cost recovery of R&D expense	Total
At January 1, 2024	$1.5	$2.8	$1.9	$6.5	$—	$12.7
Deferred tax charged to the statement of profit or loss during the year	(1.5)	0.5	(1.3)	(0.5)	—	(2.8)
Deferred tax assets at December 31, 2024	—	3.3	0.6	6.0	—	9.9
At January 1, 2025	—	3.3	0.6	6.0	—	9.9
Deferred tax charged to the statement of profit or loss during the year	—	(1.9)	(0.6)	10.5	2.3	10.3
Deferred tax assets at December 31, 2025	$—	$1.4	$—	$16.5	$2.3	$20.2
The Company has immaterial tax losses arising in Hong Kong of less than $1.0 million in 2025 (2024: $0.1 million) that are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose.

The Company has no tax losses arising in Greater China in 2025.
The Company has tax losses arising in Ireland of $113.0 million in 2025 (2024 $42.1 million) and certain tax losses that can be carried back for 1 year and carried forward indefinitely for offsetting against taxable profits of the company.
The Company has tax losses of $9.2 million arising in the United States of America in 2025 that are available indefinitely for offsetting against up to 80% of future taxable profits of the companies in which the losses arose.
Deferred tax assets have not been recognized in respect of these tax losses as it is not considered probable that taxable profits will be available against which the tax losses can be utilized.
Gross Deferred tax assets have not been recognized in respect of the following items as of the end of the reporting year:

(Dollars in millions)	2025	2024
Deductible temporary differences	$586.6	$579.0
Tax losses and credits	1,547.6	1,136.7
Total	$2,134.2	$1,715.7
Deferred income tax assets are recognized for tax losses carried-forward to the extent that realization of the related tax benefit through future taxable profits is probable. Deferred tax assets have not been recognized in respect of the above items as it is not considered probable that taxable profits will be available against which the above items can be utilized.

Pursuant to the Enterprise Income Tax Law of the People's Republic of China and relevant regulations, dividends derived from sources within Mainland China by a non-resident enterprise shall be subject to Enterprise Income Tax at a rate of 10%. Such tax shall be withheld at source, and the foreign-invested enterprise making the distribution is obliged to withhold the tax at the time of payment. This provision has been effective since January 1, 2008. If the country where the non-resident enterprise is located has entered into a tax treaty with Mainland China and the 'beneficial owner' conditions are met, an application may be made to avail of a reduced withholding tax rate as stipulated in the treaty. Furthermore, qualified reinvestment of profits may be eligible for preferential treatments such as a temporary exemption from withholding tax or a tax credit. For the Company, the applicable rate is 10%. The Company is therefore liable for withholding taxes on dividends distributed by those subsidiaries established in Mainland China in respect of earnings generated from January 1, 2008.

Pursuant to the Inland Revenue Ordinance of the Hong Kong and relevant regulations (the “IRO”), Hong Kong operates a territorial tax regime, taxing only profits arising in or derived from Hong Kong. Dividends are treated as distribution of after-tax profits, dividends paid by a Hong Kong company are not subject to withholding tax in Hong Kong, regardless of the shareholder’s residency.

At December 31, 2025 and 2024, the subsidiaries in Greater China had no distributable retained earnings.
According to U.S. tax laws, dividends payable by the Company’s U.S. entity, to non-United States resident enterprises shall be subject to 30% withholding tax. A lower withholding tax rate may be applied if there is a tax treaty between the United States and the jurisdiction of the foreign investors.
At December 31, 2025 and 2024, the subsidiary in US had no distributable retained earnings.